Other long term obligations - Other liabilities and obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Deferred lease inducements liability [Roll Forward]
Balance, beginning of year	$ 10	$ 38
Addition	1,412	0
Amortization of deferred lease inducements	(3)	(28)
Balance, end of year	10	38	$ 1,419	$ 10
Asset retirement obligation [Roll Forward]
Balance, beginning of year	744	678
Accretion expense	74	66
Balance, end of year	$ 818	744
Estimated undiscounted cash flows required to settle obligation			$ 1,084	$ 1,084
Credit adjusted risk-free rate assumed in measuring the asset retirement obligation (percent)	9.42%
Deferred gain on sale-leaseback [Roll Forward]
Addition	$ 2,262	5,155
Amortization of deferred gain on sale-leaseback	(1,478)	(700)
Balance, end of year	8,438	7,654
Other Liabilities, Sublease Income [Roll Forward]
Balance, beginning of year	0	0
Addition	1,732	0
Amortization of loss	(197)	0
Balance, end of year	$ 1,535	$ 0